Loans and borrowings - Summary of Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	¥ 200,000	¥ 100,000	$ 28,769
Current borrowings	¥ 2,141,432	¥ 2,103,000	$ 308,036
Non-current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.00%	3.45%	3.00%
Maturity	2025	2023
Non-current borrowings	¥ 200,000	¥ 100,000	$ 28,769
Current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023	2022
Current borrowings	¥ 2,141,432	¥ 2,103,000	$ 308,036
Current borrowings [member] | Renminbi [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	0.86%	1.10%	0.86%
Current borrowings [member] | Renminbi [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.70%	3.85%	3.70%